Financial Instruments - Disclosure of Net Assets and Liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash	$ 35,152		$ 34,751		$ 30,708
Derivative assets	162		200
Accounts payable and accrued liabilities	(41,010)		(47,319)
Secured notes payable	(374,706)	$ (299.9)	(378,869)	$ (299.9)
Currency denominated by Canadian dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	33,703		31,682
Derivative assets	185		200
Accounts payable and accrued liabilities	(2,538)		(3,346)
Dunebridge revolving credit facility	(31,813)		0
Secured notes payable	(381,674)		(389,262)
Total	$ (382,137)		$ (360,726)